MoA Balanced Fund Investment Strategy - MoA Balanced Fund	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]	The Fund invests a portion of its assets in equity and in fixed income (including money market) securities, where the portion in each category of securities will vary based on Mutual of America Capital Management LLC’s (the “Adviser”) view of current economic and market conditions. ●Approximately 50% to 70% of the Fund's net assets are invested in the equity portion of the Fund, which generally invests in stocks in the S&P 500® Index, as selected by the large cap equity managers of the Adviser. The Adviser generally invests in stocks that it considers undervalued, or to have attractive growth potential, and with the potential for investment returns that outperform their peer companies. ●Approximately 25% to 45% of the Fund's net assets are invested in the fixed income portion of the Fund, which invests primarily in investment-grade debt securities issued by U.S. corporations or by the U.S. Government or its agencies, including mortgage-backed securities, as managed by the fixed income and mortgage-backed securities managers of the Adviser. The Adviser evaluates each security to be purchased and selects securities based on maturity, credit quality as determined by fundamental analysis and interest income anticipated to be generated. ●Approximately 0% to 10% of the Fund's net assets are invested in the money market portion of the Fund, which invests in debt securities with a remaining maturity of 397 calendar days or less that present minimal credit risks. Although the Fund only purchases investment-grade bonds, the Fund may continue to hold certain corporate bonds in the Fund’s portfolio that are downgraded to below investment grade, commonly referred to as “junk bonds.”